Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022		$ 129,810	$ (101,480)	$ 28,330	$ 453	$ 28,783
Balance, shares at Dec. 31, 2022	322,979,556
Issuance of ordinary shares, net of issuance costs		4,181		4,181		4,181
Issuance of ordinary shares, net of issuance costs, shares	136,798,500
Share-based payment		1,291		1,291	150	1,441
Net loss			(18,410)	(18,410)		(18,410)
Balance at Dec. 31, 2023		135,282	(119,890)	15,392	603	15,995
Balance, shares at Dec. 31, 2023	459,778,056
Share-based payment		254		254	29	283
Net loss			(4,708)	(4,708)		(4,708)
Issuance costs		(98)		(98)		(98)
Transactions with controlling shareholder		40		40		40
Balance at Jun. 30, 2024		$ 135,478	$ (124,598)	$ 10,880	$ 632	$ 11,512
Balance, shares at Jun. 30, 2024	459,778,056